Investments and Equity Method Investments - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Apr. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Common stock shares issued	1,779,814,217	1,779,814,217		4,051,107	1,690,990,815	1,289,014,925
Genomatica Inc Preferred Stocks [Member]
Net Investment Income [Line Items]
Asset Impairment Charges	$ 10.1	$ 10.1	$ 0.0
Synlogic [Member]
Net Investment Income [Line Items]
Common stock shares issued					6,340,771	6,340,771
Shares purchased					2,548,117